Revenues - Schedule of Revenues Disaggregated by the Timing of Revenue Recognition (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule of Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Revenues	$ 1,804,609	$ 14,148,131	$ 13,022,316	$ 11,980,435
Services and deliverables transferred at a point in time [Member]
Schedule of Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Revenues	611,996	4,798,050	3,010,561	2,030,365
Services and deliverables transferred over time [Member]
Schedule of Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Revenues	$ 1,192,613	$ 9,350,081	$ 10,011,755	$ 9,950,070